S000038931 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.23%	4.12%	4.91%
iShares Core MSCI Total International Stock ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	4.17%	5.03%
Performance Inception Date					Oct. 18, 2012
iShares Core MSCI Total International Stock ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	3.56%	4.42%
iShares Core MSCI Total International Stock ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.64%	3.27%	3.99%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.